Inventories	3 Months Ended
Dec. 31, 2025
Disclosure Of Inventories [Abstract]
Inventories

9. INVENTORIES

	December 31, 2025	September 30, 2025
Raw materials	76,797	71,951
Work in progress	72,355	64,525
Finished goods	682,769	567,941
Inventories	831,921	704,417

During the three months ended December 31, 2025 and 2024, inventories of €96.0 million and €68.0 million, respectively, were recognized as an expense in Cost of sales.

As part of the Cost of sales, write-downs of inventories during the three months ended December 31, 2025 and 2024 amounted to €6.4 million and €3.0 million, respectively.